THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%#
	Shares	Value
BRAZIL — 1.7%
Consumer Discretionary — 1.7%
MercadoLibre *	74	$172,934

CANADA — 5.6%
Financials — 4.4%
Intact Financial	711	138,362
Royal Bank of Canada	2,066	304,570
		442,932

Information Technology — 1.2%
Constellation Software	45	122,186

		565,118

CHINA — 7.5%
Communication Services — 4.9%
Tencent Holdings	5,768	491,515

Consumer Staples — 2.6%
Nongfu Spring, Cl H	38,400	266,022

		757,537

FRANCE — 13.8%
Consumer Discretionary — 1.0%
Hermes International	42	102,797

Consumer Staples — 2.4%
L'Oreal	556	240,742

Industrials — 9.1%
Legrand	2,203	363,948
Safran	1,064	375,187
Schneider Electric	675	188,447
		927,582

Materials — 1.3%
Air Liquide	619	128,635

		1,399,756

GERMANY — 7.2%
Communication Services — 0.5%
CTS Eventim & KGaA	517	50,664

Financials — 1.2%
Deutsche Boerse	457	122,485

Industrials — 3.7%
Rheinmetall	161	375,419

Information Technology — 1.8%
SAP	675	180,754

		729,322

COMMON STOCK — continued
	Shares	Value
HONG KONG — 3.7%
Financials — 3.7%
Prudential	26,442	$370,572

INDIA — 0.8%
Financials — 0.8%
ICICI Bank ADR	2,544	76,905

IRELAND — 3.9%
Consumer Discretionary — 2.4%
Flutter Entertainment *	927	241,360

Industrials — 1.5%
Experian	2,964	148,519

		389,879

ITALY — 3.8%
Consumer Discretionary — 2.1%
Ferrari	453	219,085

Utilities — 1.7%
Terna - Rete Elettrica Nazionale	16,632	168,810

		387,895

JAPAN — 7.8%
Communication Services — 1.4%
Capcom	5,300	144,374

Industrials — 2.3%
Fujikura	1,800	176,179
MonotaRO	3,787	55,285
		231,464

Information Technology — 4.1%
Nomura Research Institute	5,285	203,012
Obic	6,099	212,847
		415,859

		791,697

NETHERLANDS — 4.9%
Communication Services — 1.8%
Universal Music Group	6,249	180,334

Consumer Staples — 1.6%
Coca-Cola Europacific Partners	1,819	164,456

Industrials — 1.5%
Wolters Kluwer	1,134	154,765

		499,555

SWEDEN — 2.9%
Industrials — 2.9%
Beijer Ref, Cl B	12,733	198,540
Lifco, Cl B	2,851	96,336
		294,876

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 8.8%
Consumer Staples — 1.4%
Chocoladefabriken Lindt & Spruengli	9	$137,548

Health Care — 5.0%
Galderma Group	2,929	509,119

Industrials — 2.4%
Schindler Holding	636	240,763

		887,430

TAIWAN — 5.0%
Information Technology — 5.0%
Taiwan Semiconductor Manufacturing ADR	1,823	509,146

UNITED KINGDOM — 13.6%
Consumer Discretionary — 1.7%
Games Workshop Group	860	168,226

Financials — 4.7%
London Stock Exchange Group	1,677	192,263
NatWest Group	39,687	278,685
		470,948

Industrials — 1.5%
RELX	3,097	148,304

Information Technology — 4.2%
Halma	9,215	427,999

Utilities — 1.5%
National Grid	10,920	156,935

		1,372,412

UNITED STATES — 8.2%
Consumer Staples — 1.8%
Philip Morris International	1,105	179,231

Financials — 3.6%
Aon, Cl A	478	170,445
Mastercard, Cl A	334	189,983
		360,428

Industrials — 2.8%
RB Global	2,629	284,878

		824,537

TOTAL COMMON STOCK
(Cost $9,877,391)		10,029,571

TOTAL INVESTMENTS — 99.2%
(Cost $9,877,391)		$10,029,571

Percentages are based on Net Assets of $10,111,835.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

VON-HQ-004-0100

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